Related party transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party [Abstract]
Schedule of Compensation Expense of Key Management Personnel
Compensation expense for the Company’s key management personnel for the three months ended March 31, 2023 and 2022 is as follows:

	Three months ended March 31,
	2023	2022
	$	$
Salaries and benefits	946	807
Share-based compensation	1,106	668
	2,052	1,475